Income Taxes - Reconciliation of income tax computed at federal statutory tax rate to total income tax expense (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax reconciliation, percent
Effective tax rate for the company's operations	0.00%	0.00%	0.00%	0.00%		0.00%
Adagio Medical Inc
Income tax reconciliation, amount
Income tax benefit at federal statutory rate							$ (7,684)	$ (4,972)
Permanent adjustments							448	28
Change in FV of convertible note							1,456
NOL true-up adjustment							2,922
Foreign rate differential							(11)	18
Change in federal valuation allowance							$ 2,869	$ 4,926
Income tax reconciliation, percent
Income tax benefit at federal statutory rate							21.00%	21.00%
Permanent adjustments							(1.20%)	(0.10%)
Change in FV of convertible note							(4.00%)
NOL true-up adjustment							(8.00%)
Foreign rate differential							0.00%	(0.10%)
Change in federal valuation allowance							(7.80%)	(20.80%)
Effective tax rate for the company's operations				0.00%	0.00%